Loan Receivable	6 Months Ended
Jun. 30, 2023
Loan Receivable [Abstract]
LOAN RECEIVABLE

NOTE 8 – LOAN RECEIVABLE

At June 30, 2023 and December 31, 2022, loan receivable consisted of the following.

	June 30, 2023	December 31, 2022
	(Unaudited)
Guangxi Beihengda Mining Co., Ltd. (1)	$5,100,845	$5,355,257
Hongkong Sanyou Petroleum Co., Ltd (2)	2,386,321	-
Total loan receivable	7,487,166	5,355,257
Less: current portion	7,487,166	1,013,157
Loan receivable - non current	$-	$4,342,100

(1)	On January 21, 2022, March 28, 2022 and June 14, 2022, the Company made three loans of RMB30,000,000 ($4,135,820), RMB3,000,000 ($413,582) and RMB7,000,000 ($965,025) to a third party, which were restricted for its operating activities, carrying interest at 12%. The RMB30,000,000 loan and RMB7,000,00 will mature on January 20, 2024 and June 13, 2024. The RMB3,000,000 loan was repaid in August, 2022 with interest of RMB120,000 ($16,543). The change in the carrying value of these outstanding loans from $5,355,257 in 2022 to $5,100,845 in 2023 was due mainly to currency translation. Pursuant to a mining right pledge agreement dated August 5, 2022 between HiTek, as representative of the Lenders, and the Borrower, these three loans are secured by the Borrower’s coal mining permit issued by Bobai County Natural Resources Bureau, which grants the Borrower a 20-year mining right for certain building granite mine in Daguang Village, Shuiming Town, Bobai County, Guangxi Province, for production of 1.306 million cubic meters per year.

(2)	In 2023, the Company provided loans with interest of 1.5% per month to another third party for its operating activities. The loans are secured by their respective pledge contracts using their underlying assets. Such loans will mature within nine months from the date of issue, with loan principal, interest and handling fees to be settled immediately after the maturity date. From April to June 2023, total loans to such third party amounted to $2,986,321, of which $600,000 of the principal was repaid prior to June 30, 2023.

Interest income for the six months ended June 30, 2023 and 2022 was $363,224 and $231,632, respectively.